long-term debt - TELUS Corporation senior notes (Details) $ in Millions, $ in Millions		3 Months Ended	6 Months Ended
	Mar. 09, 2026 CAD ($)	Jun. 30, 2026 CAD ($) $ / NotesSeries $ / NotesSeries $ / $	Jun. 30, 2026 CAD ($) $ / NotesSeries $ / NotesSeries $ / $	Jun. 30, 2026 USD ($) $ / NotesSeries $ / NotesSeries $ / $	Dec. 31, 2025 CAD ($)	Jul. 01, 2025 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	May 31, 2020 CAD ($) $ / NotesSeries	Dec. 31, 2019 CAD ($) $ / NotesSeries	Mar. 31, 2018	Feb. 28, 2018 CAD ($) $ / NotesSeries	Mar. 31, 2017 CAD ($) $ / NotesSeries	Dec. 31, 2015 CAD ($) $ / NotesSeries	Apr. 30, 2014 CAD ($) $ / NotesSeries
TELUS Corporation notes
Long-term debt prepayment premium		$ 51	$ 51
Long-term debt		$ 30,231	$ 30,231		$ 30,539		$ 32,194
TELUS Corporation senior notes
TELUS Corporation notes
Repurchase offer price, expressed as percentage of principal			101.00%
3.75% Notes, Series CV
TELUS Corporation notes
Fixed interest rate		3.75%	3.75%	3.75%
Issued			December 2015
Maturity			March 2026 3
Issue price per $1000 increment of debt | $ / NotesSeries		992.14	992.14	992.14
Effective interest rate		3.84%	3.84%	3.84%
Principal face amount: Originally issued		$ 600	$ 600
Redemption present value spread - Basis points		0.535%	0.535%	0.535%
Redemption present value spread - Cessation date			Dec. 10, 2025
2.75% Notes, Series CZ
TELUS Corporation notes
Repayments of non-current borrowings	$ 500
Fixed interest rate	2.75%	2.75%	2.75%	2.75%
Issued			July 2019
Maturity			July 2026 4
Issue price per $1000 increment of debt | $ / NotesSeries		998.73	998.73	998.73
Effective interest rate		2.77%	2.77%	2.77%
Principal face amount: Originally issued		$ 800	$ 800
Long-term debt		$ 300	$ 300
Redemption present value spread - Basis points		0.33%	0.33%	0.33%
Redemption present value spread - Cessation date			May 8, 2026
2.80% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate		2.80%	2.80%	2.80%
Issued			September 2016
Maturity			February 2027
Issue price per $1000 increment of debt | $ / NotesSeries		991.89	991.89	991.89
Effective interest rate		2.89%	2.89%	2.89%
Principal face amount: Originally issued				$ 600
Long-term debt				$ 600
Redemption present value spread - Basis points		0.20%	0.20%	0.20%
Redemption present value spread - Cessation date			Nov. 16, 2026
2.80% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate		2.95%	2.95%	2.95%
Principal face amount: Originally issued		$ 792	$ 792
Fixed exchange rate | $ / $		1.3205	1.3205	1.3205
3.70% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate		3.70%	3.70%	3.70%
Issued			March 2017
Maturity			September 2027
Issue price per $1000 increment of debt | $ / NotesSeries		998.95	998.95	998.95
Effective interest rate		3.71%	3.71%	3.71%
Principal face amount: Originally issued				$ 500
Long-term debt				$ 500
Redemption present value spread - Basis points		0.20%	0.20%	0.20%
Redemption present value spread - Cessation date			June 15, 2027
3.70% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate		3.41%	3.41%	3.41%
Principal face amount: Originally issued		$ 667	$ 667
Fixed exchange rate | $ / $		1.3348	1.3348	1.3348
2.35% Notes, Series CAC
TELUS Corporation notes
Fixed interest rate		2.35%	2.35%	2.35%
Issued			May 2020
Maturity			January 2028
Issue price per $1000 increment of debt | $ / NotesSeries		997.25	997.25	997.25
Effective interest rate		2.39%	2.39%	2.39%
Principal face amount: Originally issued		$ 600	$ 600
Long-term debt		$ 600	$ 600
Redemption present value spread - Basis points		0.48%	0.48%	0.48%
Redemption present value spread - Cessation date			Nov. 27, 2027
3.625% Notes, Series CX
TELUS Corporation notes
Fixed interest rate		3.625%	3.625%	3.625%
Issued			March 2018
Maturity			March 2028
Issue price per $1000 increment of debt | $ / NotesSeries		989.49	989.49	989.49
Effective interest rate		3.75%	3.75%	3.75%
Principal face amount: Originally issued		$ 600	$ 600
Long-term debt		$ 600	$ 600
Redemption present value spread - Basis points		0.37%	0.37%	0.37%
Redemption present value spread - Cessation date			Dec. 1, 2027
4.80% Notes, Series CAO
TELUS Corporation notes
Fixed interest rate		4.80%	4.80%	4.80%
Issued			February 2024
Maturity			December 2028
Issue price per $1000 increment of debt | $ / NotesSeries		998.95	998.95	998.95
Effective interest rate		4.83%	4.83%	4.83%
Principal face amount: Originally issued		$ 700	$ 700
Long-term debt		$ 700	$ 700
Redemption present value spread - Basis points		0.28%	0.28%	0.28%
Redemption present value spread - Cessation date			Nov. 15, 2028
3.30% Notes, Series CY
TELUS Corporation notes
Fixed interest rate		3.30%	3.30%	3.30%
Issued			April 2019
Maturity			May 2029
Issue price per $1000 increment of debt | $ / NotesSeries		991.75	991.75	991.75
Effective interest rate		3.40%	3.40%	3.40%
Principal face amount: Originally issued		$ 1,000	$ 1,000
Long-term debt		$ 1,000	$ 1,000
Redemption present value spread - Basis points		0.435%	0.435%	0.435%
Redemption present value spread - Cessation date			Feb. 2, 2029
5.00% Notes, Series CAI
TELUS Corporation notes
Fixed interest rate		5.00%	5.00%	5.00%
Issued			September 2022
Maturity			September 2029
Issue price per $1000 increment of debt | $ / NotesSeries		995.69	995.69	995.69
Effective interest rate		5.07%	5.07%	5.07%
Principal face amount: Originally issued		$ 350	$ 350
Long-term debt		$ 350	$ 350
Redemption present value spread - Basis points		0.465%	0.465%	0.465%
Redemption present value spread - Cessation date			July 13, 2029
3.15% Notes, Series CAA
TELUS Corporation notes
Fixed interest rate		3.15%	3.15%	3.15%
Issued			December 2019
Maturity			February 2030
Issue price per $1000 increment of debt | $ / NotesSeries		996.49	996.49	996.49
Effective interest rate		3.19%	3.19%	3.19%
Principal face amount: Originally issued		$ 600	$ 600
Long-term debt		$ 600	$ 600
Redemption present value spread - Basis points		0.395%	0.395%	0.395%
Redemption present value spread - Cessation date			Nov. 19, 2029
5.60% Notes, Series CAM
TELUS Corporation notes
Fixed interest rate		5.60%	5.60%	5.60%
Issued			September 2023
Maturity			September 2030
Issue price per $1000 increment of debt | $ / NotesSeries		998.85	998.85	998.85
Effective interest rate		5.62%	5.62%	5.62%
Principal face amount: Originally issued		$ 500	$ 500
Long-term debt		$ 500	$ 500
Redemption present value spread - Basis points		0.46%	0.46%	0.46%
Redemption present value spread - Cessation date			July 9, 2030
2.05% Notes, Series CAD
TELUS Corporation notes
Fixed interest rate		2.05%	2.05%	2.05%
Issued			October 2020
Maturity			October 2030
Issue price per $1000 increment of debt | $ / NotesSeries		997.93	997.93	997.93
Effective interest rate		2.07%	2.07%	2.07%
Principal face amount: Originally issued		$ 500	$ 500
Long-term debt		$ 500	$ 500
Redemption present value spread - Basis points		0.38%	0.38%	0.38%
Redemption present value spread - Cessation date			July 7, 2030
4.95% Notes, Series CAP
TELUS Corporation notes
Fixed interest rate		4.95%	4.95%	4.95%
Issued			February 2024
Maturity			February 2031
Issue price per $1000 increment of debt | $ / NotesSeries		997.07	997.07	997.07
Effective interest rate		5.00%	5.00%	5.00%
Principal face amount: Originally issued		$ 600	$ 600
Long-term debt		$ 600	$ 600
Redemption present value spread - Basis points		0.345%	0.345%	0.345%
Redemption present value spread - Cessation date			Dec. 18, 2030
4.65% Notes, Series CAQ
TELUS Corporation notes
Fixed interest rate		4.65%	4.65%	4.65%
Issued			August 2024
Maturity			August 2031
Issue price per $1000 increment of debt | $ / NotesSeries		999.11	999.11	999.11
Effective interest rate		4.66%	4.66%	4.66%
Principal face amount: Originally issued		$ 700	$ 700
Long-term debt		$ 700	$ 700
Redemption present value spread - Basis points		0.385%	0.385%	0.385%
Redemption present value spread - Cessation date			June 13, 2031
2.85% Sustainability-Linked Notes, Series CAF
TELUS Corporation notes
Fixed interest rate		2.85%	2.85%	2.85%
Issued			June 2021
Maturity			November 2031
Issue price per $1000 increment of debt | $ / NotesSeries		997.52	997.52	997.52
Effective interest rate		2.88%	2.88%	2.88%
Principal face amount: Originally issued		$ 750	$ 750
Long-term debt		$ 750	$ 750
Redemption present value spread - Basis points		0.34%	0.34%	0.34%
Redemption present value spread - Cessation date			Aug. 13, 2031
Post-trigger event Interest rate		3.85%	3.85%	3.85%
Redemption interest accrual rate if certificate not obtained		3.85%	3.85%	3.85%
3.40% U.S. Dollar Sustainability-Linked Notes
TELUS Corporation notes
Fixed interest rate		3.40%	3.40%	3.40%
Issued			February 2022
Maturity			May 2032
Issue price per $1000 increment of debt | $ / NotesSeries		997.13	997.13	997.13
Effective interest rate		3.43%	3.43%	3.43%
Principal face amount: Originally issued				$ 900
Long-term debt				$ 900
Redemption present value spread - Basis points		0.25%	0.25%	0.25%
Redemption present value spread - Cessation date			Feb. 13, 2032
Post-trigger event Interest rate		4.40%	4.40%	4.40%
Aggregate MFN step-up and trigger event limit		1.50%	1.50%	1.50%
Redemption interest accrual rate if certificate not obtained		4.40%	4.40%	4.40%
3.40% U.S. Dollar Sustainability-Linked Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate		3.89%	3.89%	3.89%
Principal face amount: Originally issued		$ 1,100	$ 1,100
Fixed exchange rate | $ / $		1.2753	1.2753	1.2753
5.25% Sustainability-Linked Notes, Series CAG
TELUS Corporation notes
Fixed interest rate		5.25%	5.25%	5.25%
Issued			September 2022
Maturity			November 2032
Issue price per $1000 increment of debt | $ / NotesSeries		996.73	996.73	996.73
Effective interest rate		5.29%	5.29%	5.29%
Principal face amount: Originally issued		$ 1,100	$ 1,100
Long-term debt		$ 1,100	$ 1,100
Redemption present value spread - Basis points		0.515%	0.515%	0.515%
Redemption present value spread - Cessation date			Aug. 15, 2032
Post-trigger event Interest rate		6.00%	6.00%	6.00%
Aggregate MFN step-up and trigger event limit		1.50%	1.50%	1.50%
Redemption interest accrual rate if certificate not obtained		6.00%	6.00%	6.00%
4.95% Sustainability-Linked Notes, Series CAJ
TELUS Corporation notes
Fixed interest rate		4.95%	4.95%	4.95%
Issued			March 2023
Maturity			March 2033
Issue price per $1000 increment of debt | $ / NotesSeries		998.28	998.28	998.28
Effective interest rate		4.97%	4.97%	4.97%
Principal face amount: Originally issued		$ 500	$ 500
Long-term debt		$ 500	$ 500
Redemption present value spread - Basis points		0.545%	0.545%	0.545%
Redemption present value spread - Cessation date			Dec. 28, 2032
Post-trigger event Interest rate		5.70%	5.70%	5.70%
Aggregate MFN step-up and trigger event limit		1.50%	1.50%	1.50%
Redemption interest accrual rate if certificate not obtained		5.70%	5.70%	5.70%
5.75% Sustainability-Linked Notes, Series CAK
TELUS Corporation notes
Fixed interest rate		5.75%	5.75%	5.75%
Issued			September 2023
Maturity			September 2033
Issue price per $1000 increment of debt | $ / NotesSeries		997.82	997.82	997.82
Effective interest rate		5.78%	5.78%	5.78%
Principal face amount: Originally issued		$ 850	$ 850
Long-term debt		$ 850	$ 850
Redemption present value spread - Basis points		0.52%	0.52%	0.52%
Redemption present value spread - Cessation date			June 8, 2033
Post-trigger event Interest rate		6.35%	6.35%	6.35%
Aggregate MFN step-up and trigger event limit		1.20%	1.20%	1.20%
Redemption interest accrual rate if certificate not obtained		6.35%	6.35%	6.35%
5.10% Sustainability-Linked Notes, Series CAN
TELUS Corporation notes
Fixed interest rate		5.10%	5.10%	5.10%
Issued			February 2024
Maturity			February 2034
Issue price per $1000 increment of debt | $ / NotesSeries		996.44	996.44	996.44
Effective interest rate		5.15%	5.15%	5.15%
Principal face amount: Originally issued		$ 500	$ 500
Long-term debt		$ 500	$ 500
Redemption present value spread - Basis points		0.385%	0.385%	0.385%
Redemption present value spread - Cessation date			Nov. 15, 2033
Post-trigger event Interest rate		5.60%	5.60%	5.60%
Aggregate MFN step-up and trigger event limit		1.00%	1.00%	1.00%
Redemption interest accrual rate if certificate not obtained		5.60%	5.60%	5.60%
4.40% Notes, Series CL
TELUS Corporation notes
Fixed interest rate		4.40%	4.40%	4.40%
Issued			April 2013
Maturity			April 2043
Issue price per $1000 increment of debt | $ / NotesSeries		997.68	997.68	997.68
Effective interest rate		4.41%	4.41%	4.41%
Principal face amount: Originally issued		$ 600	$ 600
Long-term debt		$ 129	$ 129
Redemption present value spread - Basis points		0.47%	0.47%	0.47%
Redemption present value spread - Cessation date			Oct. 1, 2042
Principal face amount acquired		$ 471	$ 471		471
5.15% Notes, Series CN
TELUS Corporation notes
Fixed interest rate		5.15%	5.15%	5.15%
Issued			November 2013
Maturity			November 2043
Issue price per $1000 increment of debt | $ / NotesSeries		995	995	995
Effective interest rate		5.18%	5.18%	5.18%
Principal face amount: Originally issued		$ 400	$ 400
Long-term debt		$ 400	$ 400
Redemption present value spread - Basis points		0.50%	0.50%	0.50%
Redemption present value spread - Cessation date			May 26, 2043
4.85% Notes, Series CP
TELUS Corporation notes
Fixed interest rate		4.85%	4.85%	4.85%											4.85%
Issued			Multiple 8
Maturity			April 2044
Issue price per $1000 increment of debt | $ / NotesSeries		987.91	987.91	987.91										974.38	998.74
Effective interest rate		4.93%	4.93%	4.93%										5.02%	4.86%
Principal face amount: Originally issued		$ 500	$ 500											$ 400	$ 500
Long-term debt		$ 900	$ 900
Redemption present value spread - Basis points		0.46%	0.46%	0.46%
Redemption present value spread - Cessation date			Oct. 5, 2043
4.75% Notes, Series CR
TELUS Corporation notes
Fixed interest rate		4.75%	4.75%	4.75%
Issued			September 2014
Maturity			January 2045
Issue price per $1000 increment of debt | $ / NotesSeries		992.91	992.91	992.91
Effective interest rate		4.80%	4.80%	4.80%
Principal face amount: Originally issued		$ 400	$ 400
Long-term debt		$ 400	$ 400
Redemption present value spread - Basis points		0.515%	0.515%	0.515%
Redemption present value spread - Cessation date			July 17, 2044
4.40% Notes, Series CU
TELUS Corporation notes
Fixed interest rate		4.40%	4.40%	4.40%
Issued			March 2015
Maturity			January 2046
Issue price per $1000 increment of debt | $ / NotesSeries		999.72	999.72	999.72
Effective interest rate		4.40%	4.40%	4.40%
Principal face amount: Originally issued		$ 500	$ 500
Long-term debt		$ 60	$ 60
Redemption present value spread - Basis points		0.605%	0.605%	0.605%
Redemption present value spread - Cessation date			July 29, 2045
Principal face amount acquired		$ 440	$ 440		173		267
4.70% Notes, Series CW
TELUS Corporation notes
Fixed interest rate		4.70%	4.70%	4.70%									4.70%
Issued			Multiple 9
Maturity			March 2048
Issue price per $1000 increment of debt | $ / NotesSeries		998.06	998.06	998.06								1,014.11	990.65
Effective interest rate		4.71%	4.71%	4.71%							4.61%		4.76%
Principal face amount: Originally issued		$ 325	$ 325									$ 150	$ 325
Long-term debt		$ 89	$ 89
Redemption present value spread - Basis points		0.585%	0.585%	0.585%
Redemption present value spread - Cessation date			Sept. 6, 2047
Principal face amount acquired		$ 386	$ 386		386
4.60% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate		4.60%	4.60%	4.60%
Issued			June 2018
Maturity			November 2048
Issue price per $1000 increment of debt | $ / NotesSeries		987.6	987.6	987.6
Effective interest rate		4.68%	4.68%	4.68%
Principal face amount: Originally issued				$ 750
Long-term debt				$ 561
Redemption present value spread - Basis points		0.25%	0.25%	0.25%
Redemption present value spread - Cessation date			May 16, 2048
Principal face amount acquired				$ 189				$ 189
4.60% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate		4.41%	4.41%	4.41%
Principal face amount: Originally issued		$ 728	$ 728
Fixed exchange rate | $ / $		1.2985	1.2985	1.2985
4.30% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate		4.30%	4.30%	4.30%
Issued			May 2019
Maturity			June 2049
Issue price per $1000 increment of debt | $ / NotesSeries		990.48	990.48	990.48
Effective interest rate		4.36%	4.36%	4.36%
Principal face amount: Originally issued				$ 500
Long-term debt				$ 371
Redemption present value spread - Basis points		0.25%	0.25%	0.25%
Redemption present value spread - Cessation date			Dec. 15, 2048
Principal face amount acquired				$ 129				$ 129
4.30% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate		4.27%	4.27%	4.27%
Principal face amount: Originally issued		$ 498	$ 498
Fixed exchange rate | $ / $		1.3435	1.3435	1.3435
3.95% Notes, Series CAB
TELUS Corporation notes
Fixed interest rate		3.95%	3.95%	3.95%						3.95%
Issued			Multiple 10
Maturity			February 2050
Issue price per $1000 increment of debt | $ / NotesSeries		997.54	997.54	997.54					1,003.53	991.54
Effective interest rate		3.97%	3.97%	3.97%					3.93%	4.00%
Principal face amount: Originally issued		$ 400	$ 400						$ 400	$ 400
Long-term debt		$ 73	$ 73
Redemption present value spread - Basis points		0.575%	0.575%	0.575%
Redemption present value spread - Cessation date			Aug. 16, 2049
Principal face amount acquired		$ 727	$ 727		32		695
4.10% Notes, Series CAE
TELUS Corporation notes
Fixed interest rate		4.10%	4.10%	4.10%
Issued			April 2021
Maturity			April 2051
Issue price per $1000 increment of debt | $ / NotesSeries		994.7	994.7	994.7
Effective interest rate		4.13%	4.13%	4.13%
Principal face amount: Originally issued		$ 500	$ 500
Long-term debt		$ 49	$ 49
Redemption present value spread - Basis points		0.53%	0.53%	0.53%
Redemption present value spread - Cessation date			Oct. 5, 2050
Principal face amount acquired		$ 451	$ 451		$ 29		$ 422
4.10% Notes, Series CAE | Debt repurchases
TELUS Corporation notes
Principal face amount acquired						$ 451
5.65% Notes, Series CAH
TELUS Corporation notes
Fixed interest rate		5.65%	5.65%	5.65%
Issued			September 2022
Maturity			September 2052
Issue price per $1000 increment of debt | $ / NotesSeries		996.13	996.13	996.13
Effective interest rate		5.68%	5.68%	5.68%
Principal face amount: Originally issued		$ 550	$ 550
Long-term debt		$ 550	$ 550
Redemption present value spread - Basis points		0.615%	0.615%	0.615%
Redemption present value spread - Cessation date			Mar. 13, 2052
5.95% Notes, Series CAL
TELUS Corporation notes
Fixed interest rate		5.95%	5.95%	5.95%
Issued			September 2023
Maturity			September 2053
Issue price per $1000 increment of debt | $ / NotesSeries		992.67	992.67	992.67
Effective interest rate		6.00%	6.00%	6.00%
Principal face amount: Originally issued		$ 400	$ 400
Long-term debt		$ 400	$ 400
Redemption present value spread - Basis points		0.615%	0.615%	0.615%
Redemption present value spread - Cessation date			Mar. 8, 2053
Prior to maturity date | Foreign exchange derivative
TELUS Corporation notes
Redemption price percentage			100.00%
Prior to maturity date | TELUS Corporation senior notes
TELUS Corporation notes
Redemption price percentage			100.00%
Prior to maturity date | TELUS Corporation senior notes | Minimum
TELUS Corporation notes
Redemption period			30 days
Prior to maturity date | TELUS Corporation senior notes | Maximum
TELUS Corporation notes
Redemption period			60 days
On or after the redemption cessation date | TELUS Corporation senior notes | Minimum
TELUS Corporation notes
Redemption period			30 days
On or after the redemption cessation date | TELUS Corporation senior notes | Maximum
TELUS Corporation notes
Redemption period			60 days